CONTENTS


      PORTFOLIOS OF INVESTMENTS

  2   Galaxy Prime Reserves

  6   Galaxy Tax-Exempt Reserves

 11   Galaxy Government Reserves


 14   STATEMENTS OF ASSETS AND LIABILITIES


 15   STATEMENTS OF OPERATIONS


 16   STATEMENTS OF CHANGES IN NET ASSETS


      FINANCIAL HIGHLIGHTS

 18   Galaxy Prime Reserves

 19   Galaxy Tax-Exempt Reserves

 20   Galaxy Government Reserves


 21   NOTES TO FINANCIAL STATEMENTS

GALAXY PRIME RESERVES

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2003 (UNAUDITED)


  PAR VALUE                                  VALUE
  ---------                                  -----

COMMERCIAL PAPER - 34.18%

                FINANCE  - 34.18%

$60,000,000     Amstel Funding Corp.
                1.33%, 03/19/03 (A)(B). $  59,895,733
 50,000,000     Amstel Funding Corp.
                1.21%, 04/25/03 (A)(B).    49,852,444
 50,000,000     Enterprise Funding Corp.
                1.28%, 02/07/03 (A)(B).    49,989,333
 48,961,000     Falcon Asset Securities
                Corp.
                1.29%, 02/10/03 (A)(B).    48,945,210
 30,000,000     Falcon Asset Securities
                Corp.
                1.29%, 02/11/03 (A)(B).    29,989,250
 25,500,000     Falcon Asset Securities
                Corp.
                1.28%, 02/14/03 (A)(B).    25,488,213
 40,000,000     Fountain Square
                Commercial Funding Corp.
                1.35%, 02/13/03 (A)(B).    39,982,000
 40,000,000     Fountain Square Commercial
                Funding Corp.
                1.29%, 02/24/03 (A)(B).    39,967,033
 20,000,000     Govco, Inc.
                1.33%, 03/03/03 (A)(B).    19,977,833
 40,000,000     Govco, Inc.
                1.28%, 03/26/03 (A)(B).    39,924,622
 90,000,000     Govco, Inc.
                1.28%, 04/21/03 (A)(B).    89,747,200
 35,000,000     Jupiter Securities Corp.
                1.29%, 02/14/03 (A)(B).    34,983,696
 40,000,000     Jupiter Securities Corp.
                1.28%, 02/18/03 (A)(B).    39,975,822
 33,453,000     Jupiter Securities Corp.
                1.29%, 02/18/03 (A)(B).    33,432,622
 40,000,000     Jupiter Securities Corp.
                1.29%, 02/21/03 (A)(B).    39,971,333
 43,870,000     Lloyds TSB Bank Plc
                1.30%, 03/03/03 (A)....    43,822,474
115,000,000     Morgan Stanley Dean Witter
                1.29%, 03/21/03 (A)....   114,802,200
 50,000,000     Nestle Capital Corp.
                1.87%, 02/05/03 (A)(B).    49,989,583
 50,000,000     Nestle Capital Corp.
                1.81%, 02/14/03 (A)(B).    49,967,410
 50,000,000     New Center Asset Trust
                1.33%, 03/17/03 (A)....    49,918,722

  PAR VALUE                                  VALUE
  ---------                                  -----

                FINANCE  (CONTINUED)

$75,000,000     New Center Asset Trust
                1.28%, 04/21/03 (A).... $  74,789,333
 27,178,000     Old Line Funding Corp.
                1.32%, 02/06/03 (A)(B).    27,173,018
 40,740,000     Preferred Receivables
                Funding Corp.
                1.29%, 02/10/03 (A)(B).    40,726,862
 21,000,000     Preferred Receivables
                Funding Corp.
                1.29%, 02/14/03 (A)(B).    20,990,218
 40,000,000     Shell Finance, UK Plc
                1.75%, 05/12/03 (A)(B).    39,805,556
 50,000,000     Variable Funding Capital
                1.30%, 02/05/03 (A)(B).    49,992,778
 20,000,000     Variable Funding Capital
                1.29%, 02/12/03 (A)(B).    19,992,117
 30,000,000     Variable Funding Capital
                1.25%, 02/13/03 (A)(B).    29,987,100
 50,000,000     Variable Funding Capital
                1.29%, 03/05/03 (A)(B).    49,942,667
 12,500,000     Windmill Funding Corp.
                1.29%, 02/13/03 (A)(B).    12,494,625
 75,000,000     Windmill Funding Corp.
                1.27%, 03/20/03 (A)(B).    74,876,135
                                        -------------
                                        1,391,393,142
                                        -------------
                TOTAL COMMERCIAL PAPER. 1,391,393,142
                                        -------------
                (Cost $1,391,393,142)

U.S. AGENCY OBLIGATIONS - 10.60%

                FEDERAL HOME LOAN BANK  - 7.74%

 19,000,000     1.80%, 11/05/03 .......    19,000,000
 15,000,000     1.81%, 11/12/03 .......    15,000,000
 40,000,000     2.00%, 11/18/03 .......    40,000,000
 75,000,000     1.70%, 12/29/03 .......    75,000,000
 80,000,000     1.50%, 02/03/04 .......    80,000,000
 86,000,000     1.41%, 03/01/04 .......    86,000,000
                                        -------------
                                          315,000,000
                                        -------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY PRIME RESERVES

JANUARY 31, 2003 (UNAUDITED)


  PAR VALUE                                  VALUE
  ---------                                  -----

                FEDERAL HOME LOAN
                MORTGAGE CORPORATION  - 1.84%

$75,000,000     1.50%, 02/04/04, MTN... $  75,000,000
                                        -------------

                FEDERAL NATIONAL
                MORTGAGE ASSOCIATION  - 1.02%

 40,000,000     5.13%, 02/13/04 .......    41,537,366
                                        -------------
                TOTAL U.S. AGENCY
                OBLIGATIONS ...........   431,537,366
                                        -------------
                (Cost $431,537,366)

CERTIFICATES OF DEPOSIT - 24.08%

100,000,000     Barclays Bank Plc, Yankee
                1.30%, 02/07/03 .......   100,000,000
 50,000,000     BNP Paribas, Yankee
                2.01%, 03/20/03 .......    50,000,634
150,000,000     Canadian Imperial Bank,
                Yankee
                1.28%, 02/06/03 .......   150,000,000
 75,000,000     Citibank, N.A.
                1.33%, 02/19/03 .......    75,000,000
 60,000,000     Credit Suisse First
                Boston N.Y.
                Yankee
                2.02%, 03/25/03 .......    60,000,000
100,000,000     Credit Suisse First
                Boston N.Y.
                Yankee
                1.32%, 07/25/03 .......   100,000,000
 50,000,000     JPMorgan Chase & Co.
                1.60%, 04/01/03 .......    50,000,000
 75,000,000     Royal Bank of Canada,
                Yankee
                1.33%, 02/19/03 .......    75,000,000
 75,000,000     Royal Bank of Canada,
                Yankee
                1.30%, 03/28/03 .......    75,000,000
100,000,000     Royal Bank of Scotland,
                Yankee
                1.32%, 10/03/03 .......    99,986,630
100,000,000     Toronto-Dominion Bank,
                Yankee
                1.51%, 05/06/03 .......   100,052,409
 45,000,000     U.S. Bank, N.A.
                2.00%, 03/24/03 .......    45,000,000
                                        -------------
                TOTAL CERTIFICATES
                OF DEPOSIT ............   980,039,673
                                        -------------
                (Cost $980,039,673)

  PAR VALUE                                  VALUE
  ---------                                  -----

MUNICIPAL SECURITIES - 3.94%

                CALIFORNIA  - 0.67%

$18,600,000     Orange County Board
                of Education
                Esplanade Project, COP
                1.35%, 06/01/32 (D)
                Insured: FSA
                LOC: Dexia Credit
                Local de France........ $  18,600,000
  8,500,000     San Jose Redevelopment
                Agency Taxable Merged
                Area, Series H
                1.35%, 08/01/29 (D)
                LOC: Bank of New York..     8,500,000
                                        -------------
                                           27,100,000
                                        -------------

                ILLINOIS  - 0.26%

 10,500,000     Chicago Midway Airport Revenue
                Second Lien, Series A
                1.37%, 01/01/21 (D)
                Insured: FSA
                SPA: JPMorgan Chase Bank   10,500,000
                                        -------------

                MAINE  - 0.76%

 31,000,000     Portland, Pension Bonds, GO
                1.35%, 06/01/26 (D)
                SPA: Landesbank
                Hessen-Thuringen GZ....    31,000,000
                                        -------------

                MARYLAND  - 1.74%

 70,770,000     Baltimore Project Revenue
                Baltimore Package Facilities
                1.35%, 07/01/32 (D)
                Insured: FGIC
                SPA: Dexia Credit
                Local de France........    70,770,000
                                        -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY PRIME RESERVES

JANUARY 31, 2003 (UNAUDITED)


  PAR VALUE                                  VALUE
  ---------                                  -----

                NEW YORK  - 0.51%

$20,950,000     New York State HFA
                900 8th Avenue Housing
                Series B
                1.36%, 11/01/35 (D)
                LOC: Keybank, N.A...... $  20,950,000
                                        -------------
                TOTAL MUNICIPAL
                SECURITIES ............   160,320,000
                                        -------------
                (Cost $160,320,000)

CORPORATE NOTES AND BONDS (C) - 26.60%

                FINANCE  - 24.51%

 50,000,000     American Express
                Centurion, BN
                1.36%, 04/29/03 .......    50,004,399
 15,000,000     American Express
                Centurion, BN
                1.34%, 05/23/03 .......    15,000,000
 75,000,000     American Express
                Centurion, BN
                1.37%, 11/14/03 .......    75,000,000
100,000,000     Bank One N.A. Illinois, BN
                1.30%, 06/10/03 .......    99,989,362
 60,000,000     Bank One N.A. Illinois, BN
                1.27%, 06/25/03 .......    59,992,899
 50,000,000     General Electric
                Capital Corp., MTN
                1.40%, 10/17/03 .......    50,000,000
 50,000,000     General Electric
                Capital Corp.,
                Series A, MTN
                1.36%, 03/24/03 .......    50,002,110
 37,000,000     MBIA Global Funding
                LLC, MTN
                1.36%, 11/17/03 (D)(E).    37,000,000
 40,000,000     MBIA Global Funding
                LLC, MTN
                1.36%, 01/02/04 (D)(E).    40,000,000
 50,000,000     Morgan Guaranty Trust
                Co., BN
                1.47%, 06/30/03 .......    50,026,364
 36,000,000     National City Bank, BN
                1.36%, 04/02/03 .......    36,000,897
100,000,000     National City Bank, BN
                1.32%, 10/03/03 .......    99,986,630
 50,000,000     Toyota Motor Credit
                Corp., MTN
                1.28%, 07/25/03 .......    50,000,000

  PAR VALUE                                  VALUE
  ---------                                  -----

                FINANCE  (CONTINUED)

$50,000,000     Toyota Motor Credit
                Corp., MTN
                1.33%, 09/02/03 ....... $  50,000,000
 50,000,000     Toyota Motor Credit
                Corp., MTN
                1.31%, 11/24/03 .......    50,000,000
 25,000,000     U.S. Bank, N.A., BN
                1.29%, 10/30/03 .......    24,998,278
160,000,000     Wells Fargo Bank,
                N.A., BN
                1.30%, 11/24/03 .......   160,000,000
                                        -------------
                                          998,000,939
                                        -------------

                TECHNOLOGY  - 2.09%

 85,000,000     IBM Corp., MTN
                1.73%, 09/08/03 .......    84,994,779
                                        -------------
                TOTAL CORPORATE
                NOTES AND BONDS........ 1,082,995,718
                                        -------------
                (Cost $1,082,995,718)

REPURCHASE AGREEMENT - 2.65%

108,072,000     Repurchase Agreement with:
                Greenwich Capital Markets
                1.34%, Due 02/03/2003,
                dated 01/31/2003
                Repurchase Price $108,084,068
                (Collateralized by U.S. Agency
                Obligations, 3.00% - 7.63%
                Due 11/14/2003 - 11/15/2012;
                Total Par $104,870,330
                Market Value
                $110,235,198) .........   108,072,000
                                        -------------
                TOTAL REPURCHASE
                AGREEMENT .............   108,072,000
                                        -------------
                (Cost $108,072,000)


                       SEE NOTES TO FINANCIAL STATEMENTS.

JANUARY 31, 2003 (UNAUDITED)


   SHARES                                    VALUE
   ------                                    -----

INVESTMENT COMPANY - 0.02%

    740,887     Dreyfus Cash
                Management Fund........ $     740,887
                                        -------------
                TOTAL INVESTMENT COMPANY      740,887
                                        -------------
                (Cost $740,887)
TOTAL INVESTMENTS - 102.07%............ 4,155,098,786
                                        -------------
(Cost $4,155,098,786)*

NET OTHER ASSETS
AND LIABILITIES - (2.07)% .............   (84,405,174)
                                        -------------
NET ASSETS - 100.00%...................$4,070,693,612
                                        =============

--------------------------
*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. At January 31, 2003, these securities amounted to $1,108,060,413 or 27.22% of net assets.
(C) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at January 31, 2003.
(D) Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect at January 31, 2003.
(E) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. At January 31, 2003, these securities amounted to $77,000,000 or 1.89% of net assets.

BN     Bank Note
COP    Certificate of Participation
FGIC   Federal Guaranty Insurance Corp.
FSA    Financial Security Assurance Company
GO     General Obligation
HFA    Housing Finance Agency
LOC    Letter of Credit
MTN    Medium Term Note
SPA    Stand-by Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2003 (UNAUDITED)


  PAR VALUE                                  VALUE
  ---------                                  -----

MUNICIPAL SECURITIES - 98.60%

                ARIZONA - 1.82%

 $1,250,000     Arizona HFA Revenue
                Community Behavioral
                Health Property
                1.15%, 08/01/25 (A)
                LOC: Wells Fargo
                Bank, N.A. ............ $   1,250,000
  1,780,000     Phoenix, IDA
                Multifamily Housing
                Centertree Apartments Project
                Series A, AMT
                1.25%, 10/15/30 (A)....     1,780,000
                                        -------------
                                            3,030,000
                                        -------------

                CALIFORNIA - 0.90%

  1,500,000     Regional Airport
                Improvement Corp.
                Los Angeles Terminal
                Facilities
                Completion Bond
                Los Angeles International
                Airport, AMT
                1.38%, 12/01/25 (A)
                LOC: Societe Generale..     1,500,000
                                        -------------

                COLORADO - 10.41%

  1,500,000     Colorado Educational &
                Cultural Facilities
                Authority Revenue
                Denver Art Museum Project
                1.15%, 01/01/33 (A)
                LOC: Wells Fargo
                Bank, N.A. ............     1,500,000
  1,100,000     Colorado Educational &
                Cultural Facilities
                Authority Revenue
                YMCA Metropolitan
                Denver Project
                1.15%, 07/01/18 (A)
                LOC: Wells Fargo
                Bank, N.A. ............     1,100,000
  4,210,000     Colorado HFA
                Golden West Manor Project
                Series A
                1.20%, 07/01/32 (A)
                LOC: U.S. Bank, N.A....     4,210,000

  PAR VALUE                                  VALUE
  ---------                                  -----

                COLORADO (CONTINUED)

 $3,170,000     Colorado Housing &
                Finance Authority
                Single Family Mortgage
                Class I-B-6, AMT
                1.60%, 07/01/03 ....... $   3,170,000
  2,500,000     Colorado Springs
                YMCA of Pikes Peak
                Regional Project
                1.15%, 11/01/22 (A)
                LOC: Wells Fargo
                Bank, N.A. ............     2,500,000
  1,600,000     Crystal Valley
                Metropolitan
                District No. 1
                1.15%, 05/01/32 (A)
                LOC: Wells Fargo
                Bank, N.A. ............     1,600,000
  3,250,000     Lafayette Improvement
                District Special
                Assessment Revenue
                Special Improvement
                No. 02-01
                1.20%, 12/01/22 (A)
                LOC: U.S. Bank, N.A....     3,250,000
                                        -------------
                                           17,330,000
                                        -------------

                FLORIDA - 3.99%

  5,341,000     Florida Municipal
                Power Agency
                Series 95-A
                1.00%, 03/05/03
                LOC: Wachovia Bank, N.A.    5,341,000
  1,300,000     Pinellas County Educational
                Facilities Authority
                Pooled Independent
                Higher Education
                Institutions Loan Program
                Series 1985
                1.05%, 02/04/03
                LOC: Wachovia Bank, N.A.    1,300,000
                                        -------------
                                            6,641,000
                                        -------------

                GEORGIA - 9.46%

  2,000,000     Burke County, PCR
                Oglethorpe Power Corp.
                Project
                Series B
                1.00%, 02/07/03
                SPA: Rabobank..........     2,000,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

JANUARY 31, 2003 (UNAUDITED)


  PAR VALUE                                  VALUE
  ---------                                  -----

                GEORGIA (CONTINUED)

 $2,400,000     Canton Housing Authority
                Multifamily Housing,
                Canton Mill Lofts Project
                1.25%, 12/01/34 (A)
                LOC: Wachovia
                Bank, N.A. ............ $   2,400,000
  4,000,000     Columbus Hospital
                Authority Revenue
                St. Francis Hospital, Inc.
                Project 1.15%, 01/01/18 (A)
                LOC: SunTrust Bank, N.A.    4,000,000
  5,000,000     Fulton County Development
                Authority Revenue
                Lovett School Project
                1.15%, 05/01/27 (A)
                LOC: SunTrust Bank, N.A.    5,000,000
  2,345,000     Screven County, IDA
                Sylvania Yarn
                Systems, Inc. Project, AMT
                1.25%, 10/01/10 (A)
                LOC: Wachovia Bank, N.A.    2,345,000
                                        -------------
                                           15,745,000
                                        -------------

                IDAHO - 2.82%

  2,100,000     Idaho Housing & Finance
                Association Revenue
                Balmoral Apartments
                Project, AMT
                1.35%, 05/01/32 (A)
                LOC: U.S. Bank, N.A....     2,100,000
  2,600,000     Idaho State HFA
                Pooled Financing Program
                1.20%, 10/01/10 (A)
                LOC: U.S. Bank, N.A....     2,600,000
                                        -------------
                                            4,700,000
                                        -------------

                ILLINOIS - 4.02%

  1,000,000     Carol Stream Industrial
                Project Revenue
                Maac Machinery Co.
                Project, AMT
                1.35%, 04/01/24 (A)
                LOC: Northern Trust Co.     1,000,000

  PAR VALUE                                  VALUE
  ---------                                  -----

                ILLINOIS (CONTINUED)

 $2,200,000     Chicago O'Hare
                International Airport
                Facilities Revenue,
                Compagnie Nationale
                Air France, AMT
                1.25%, 05/01/18 (A)
                LOC: Societe Generale.. $   2,200,000
  1,170,000     Chicago O'Hare
                International Airport
                General Airport,
                Second Lien
                Series C
                1.15%, 01/01/18 (A)
                LOC: Societe Generale..     1,170,000
  2,315,000     Illinois Development
                Finance
                Authority Revenue
                Embers Elementary
                School Project
                1.15%, 04/01/32 (A)
                LOC: LaSalle Bank, N.A.     2,315,000
                                        -------------
                                            6,685,000
                                        -------------

                INDIANA - 4.14%

  2,900,000     Indiana Health Facilities
                Financing Authority Revenue
                Golden Years Homestead
                Series A
                1.15%, 06/01/25 (A)
                LOC: Wells Fargo
                Bank, N.A. ............     2,900,000
  3,000,000     Indiana State Development
                Finance Authority
                Solid Waste Disposal Revenue
                Pure Air on the Lake Ltd.
                Partnership Project
                Series 91-A
                1.10%, 02/14/03
                LOC: National
                Westminister Bank......     3,000,000
  1,000,000     Indianapolis Multifamily
                Housing Revenue
                Nora Pines
                Apartments Project, AMT
                1.25%, 10/15/31 (A)
                LOC: FNMA..............     1,000,000
                                        -------------
                                            6,900,000
                                        -------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

JANUARY 31, 2003 (UNAUDITED)


  PAR VALUE                                  VALUE
  ---------                                  -----

                IOWA - 7.75%

 $1,800,000     Clinton, IDR
                Sethness Products Co.
                Project
                1.35%, 09/01/06 (A)
                LOC: Northern
                Trust Co. ............. $   1,800,000
  1,825,000     Clinton, IDR
                Sethness Products Co.
                Project
                1.35%, 09/01/11 (A)
                LOC: Northern Trust Co.     1,825,000
  2,580,000     Iowa Finance Authority
                Private College Revenue
                Morningside College Project
                1.20%, 10/01/32 (A)
                LOC: U.S. Bank, N.A....     2,580,000
  4,800,000     Iowa Finance Authority
                Small Business
                Development Revenue
                Multifamily Housing
                Village Court
                Association, Series A
                1.15%, 11/01/15 (A)
                CO: Dupont (E.I.)
                de Nemours.............     4,800,000
  1,900,000     Iowa Higher Education Loan
                Authority Revenue
                Higher Education
                Facilities
                St. Ambrose Project
                1.25%, 02/01/05 (A)
                LOC: Wells Fargo
                Bank, N.A. ............     1,900,000
                                        -------------
                                           12,905,000
                                        -------------

                KANSAS - 1.62%

  2,695,000     Wyandotte County,
                Kansas City
                Unified Government
                Multifamily Revenue
                Royal Ridge Apartments
                Series A-1, AMT
                1.25%, 06/15/35 (A)
                LOC: FNMA..............     2,695,000
                                        -------------

                KENTUCKY - 2.11%

  3,500,000     Kentucky Interlocal School
                Transportation
                Associates, TRAN
                3.00%, 06/30/03 .......     3,519,112
                                        -------------

  PAR VALUE                                  VALUE
  ---------                                  -----

                LOUISIANA - 4.03%

 $1,210,000     Louisiana State Offshore
                Terminal Authority
                Deepwater Port Revenue
                Loop, Inc., 1st Stage
                Series A
                1.20%, 09/01/17 (A)
                LOC: Bank One, N.A..... $   1,210,000
  5,500,000     St. James Parish, PCR
                Texaco Project, Series A
                1.10%, 03/11/03 .......     5,500,000
                                        -------------
                                            6,710,000
                                        -------------

                MASSACHUSETTS - 5.46%

  2,000,000     Cohasset, BAN, GO
                2.13%, 07/25/03 .......     2,005,727
  1,200,000     Cohasset, BAN, GO
                2.50%, 07/25/03 .......     1,206,219
  2,000,000     Dover & Sherborn Regional
                School District, BAN, GO
                2.50%, 11/14/03 .......     2,012,634
  3,841,000     Westwood, BAN, GO
                2.50%, 08/07/03 .......     3,860,772
                                        -------------
                                            9,085,352
                                        -------------

                MICHIGAN - 5.23%

  3,600,000     Detroit Sewer Disposal
                Revenue
                Second Lien, Series E
                1.50%, 07/01/31 (A)
                Insured: FGIC..........     3,600,000
  1,600,000     Green Lake Township
                Economic Development Corp.
                Revenue, Interlochen Center
                Arts Project
                1.15%, 06/01/27 (A)
                LOC: Northern Trust Co.     1,600,000
  3,500,000     Michigan Municipal Bond
                Authority Revenue
                Series C-2
                2.25%, 08/22/03
                LOC: JPMorgan Chase & Co.   3,515,261
                                        -------------
                                            8,715,261
                                        -------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

JANUARY 31, 2003 (UNAUDITED)


  PAR VALUE                                  VALUE
  ---------                                  -----

                MINNESOTA - 1.92%

$ 3,200,000     New ULM, Hospital
                Facilities Revenue
                Health Central System
                1.15%, 08/01/14 (A)
                LOC: Wells Fargo
                Bank, N.A. ............ $   3,200,000
                                        -------------

                MISSISSIPPI - 2.46%

  4,100,000     Jackson County
                Water System
                Chevron USA, Inc.
                Project, GO
                1.30%, 11/01/24 (A)....     4,100,000
                                        -------------

                NEVADA - 3.87%

  6,450,000     Clark County Highway
                Revenue
                Motor Vehicle Fuel Tax
                Series B
                1.05%, 02/06/03
                LOC: Toronto-Dominion
                Bank...................     6,450,000
                                        -------------

                NEW MEXICO - 1.05%

  1,755,000     Albuquerque Educational
                Facilities Revenue
                Menaul School Project
                1.25%, 06/01/18 (A)
                LOC: Wells Fargo
                Bank, N.A. ............     1,755,000
                                        -------------

                PENNSYLVANIA - 0.76%

  1,260,000     Pennsylvania State
                First Series, GO
                5.00%, 03/01/03 .......     1,263,862
                                        -------------

                SOUTH CAROLINA - 1.56%

  2,600,000     Chesterfield County, IDR
                Culp Inc. Project, AMT
                1.30%, 03/01/09 (A)
                LOC: Wachovia Bank, N.A.    2,600,000
                                        -------------

  PAR VALUE                                  VALUE
  ---------                                  -----

                TEXAS - 13.23%

$ 3,500,000     Bell County, HFDC Revenue
                Scott & White
                Memorial Hospital
                Series 2001-1
                1.35%, 08/15/31 (A)
                Insured: MBIA
                SPA: JPMorgan
                Chase Bank ............ $   3,500,000
  2,200,000     Grapevine, IDC Revenue
                Multiple Mode
                American Airlines
                Series B-3
                1.40%, 12/01/24 (A)
                LOC: Bayerische
                Landesbank GZ..........     2,200,000
  5,000,000     Hockley County, IDC, PCR
                Amoco Project
                1.60%, 11/01/19 (A)....     5,001,973
  3,090,000     Lower Neches Valley
                Authority, PCR
                Chevron USA, Inc. Project
                1.25%, 02/15/17 (A)....     3,090,000
  1,200,000     Mansfield, IDC, Pier 1
                Imports, Inc. Project, AMT
                1.24%, 11/01/26 (A)
                LOC: Bank One, N.A.....     1,200,000
  3,000,000     North Central Texas, HFDC
                Methodist Hospital
                of Dallas
                1.05%, 02/20/03
                Insured: AMBAC
                SPA: Dexia Credit
                Local de France........     3,000,000
  4,000,000     Texas State, TRAN
                2.75%, 08/29/03 .......     4,029,319
                                        -------------
                                           22,021,292
                                        -------------

                VERMONT - 2.25%

  3,750,000     Vermont Educational &
                Health Building
                Finance Agency
                Middlebury College
                Project
                Series A
                1.95%, 05/01/28 (A)....     3,750,000
                                        -------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

JANUARY 31, 2003 (UNAUDITED)


  PAR VALUE                                  VALUE
  ---------                                  -----

                VIRGINIA - 2.32%

$ 3,855,000     Dinwiddie County, IDA
                Exempt Facility Revenue
                Chaparral East Project
                Series A, AMT
                1.40%, 09/01/28 (A)
                LOC: Bank of
                America, N.A. ......... $   3,855,000
                                        -------------

                WASHINGTON - 4.21%

  3,000,000     Port of Seattle
                1.10%, 03/07/03
                LOC: Bayerische
                Landesbank GZ..........     3,000,000
  2,515,000     Port of Seattle
                1.15%, 05/09/03
                LOC: Bank of
                America, N.A. .........     2,515,000
  1,500,000     Washington State
                Housing Finance Commission
                Non-Profit Revenue
                Annie Wright School Project
                1.20%, 12/01/23 (A)
                LOC: Bank of
                America, N.A. .........     1,500,000
                                        -------------
                                            7,015,000
                                        -------------

                WEST VIRGINIA - 1.21%

  2,000,000     West Virginia State
                State Road, GO
                3.50%, 06/01/03 .......     2,015,781
                                        -------------
                TOTAL MUNICIPAL
                SECURITIES ............   164,186,660
                                        -------------
                (Cost $164,186,660)

   SHARES                                    VALUE
   ------                                    -----

INVESTMENT COMPANIES - 0.29%

     58,594     Federated Investors
                Tax-Free
                Obligations Fund....... $      58,594
    424,233     SEI Tax-Exempt Trust
                Money Market Fund......       424,233
                                        -------------
                TOTAL INVESTMENT
                COMPANIES .............       482,827
                                        -------------
                (Cost $482,827)
TOTAL INVESTMENTS - 98.89%.............   164,669,487
                                        -------------
(Cost $164,669,487)*
NET OTHER ASSETS AND LIABILITIES - 1.11%    1,849,932
                                        -------------
NET ASSETS - 100.00%................... $ 166,519,419
                                        =============

--------------------------------------
*      Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect at January 31, 2003.
AMBAC  American Municipal Bond Assurance Corp.
AMT    Alternative Minimum Tax. Private activity obligations
       the interest on which is subject to the federal AMT for
       individuals.
BAN    Bond Anticipation Note
CO     Corporate Obligation
FGIC   Federal Guaranty Insurance Corp.
FNMA   Federal National Mortgage Association
HFA    Health Facilities Authority
HFDC   Health Facilities Development Corp.
GO     General Obligation
IDA    Industrial Development Authority
IDC    Industrial Development Corp.
IDR    Industrial Development Revenue
LOC    Letter of Credit
MBIA   Municipal Bond Insurance Association
PCR    Pollution Control Revenue
SPA    Stand-by Purchase Agreement
TRAN   Tax & Revenue Anticipation Note


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY GOVERNMENT RESERVES

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2003 (UNAUDITED)


  PAR VALUE                                  VALUE
  ---------                                  -----

U.S. AGENCY OBLIGATIONS - 57.88%

                FEDERAL NATIONAL
                MORTGAGE ASSOCIATION  - 18.07%

$10,000,000     1.27%, 02/12/03 (A).... $   9,996,120
  5,000,000     5.75%, 04/15/03 .......     5,039,071
 10,000,000     1.29%, 04/25/03 (A)....     9,970,258
 10,000,000     1.24%, 06/18/03 (A)....     9,952,811
  7,850,000     1.25%, 07/09/03 (A)....     7,806,934
                                        -------------
                                           42,765,194
                                        -------------

                FEDERAL HOME LOAN BANK  - 16.06%

  7,000,000     1.22%, 03/21/03 (B)....     6,999,809
  8,000,000     1.22%, 03/24/03 (B)....     7,999,512
  2,500,000     4.50%, 04/25/03 .......     2,515,588
  2,500,000     1.33%, 05/21/03 (A)....     2,489,933
  1,000,000     1.80%, 11/05/03 .......     1,000,000
 10,000,000     1.34%, 01/06/04 (B)....     9,996,487
  7,000,000     1.41%, 03/01/04 .......     7,000,000
                                        -------------
                                           38,001,329
                                        -------------

                FEDERAL FARM CREDIT BANK  - 14.94%

  5,000,000     1.59%, 02/03/03 (A)....     4,999,558
  3,300,000     4.38%, 05/01/03 .......     3,321,009
 12,000,000     1.25%, 10/03/03 (B)....    11,997,192
 15,150,000     1.25%, 10/07/03 (A)....    15,019,542
                                        -------------
                                           35,337,301
                                        -------------

                FEDERAL HOME LOAN
                MORTGAGE CORPORATION  - 8.81%

  6,000,000     1.25%, 05/29/03 (A)....     5,975,625
 10,000,000     1.29%, 07/18/03 (A)....     9,940,158
  5,000,000     1.53%, 12/04/03 (A)....     4,935,188
                                        -------------
                                           20,850,971
                                        -------------
                TOTAL U.S. AGENCY
                OBLIGATIONS ...........   136,954,795
                                        -------------
                (Cost $136,954,795)

  PAR VALUE                                  VALUE
  ---------                                  -----

REPURCHASE AGREEMENTS - 42.94%

 $36,590,000    Repurchase Agreement with:
                Credit Suisse First
                Boston Corp.
                1.34%, Due 02/03/2003,
                dated 01/31/2003
                Repurchase Price
                $36,594,086
                (Collateralized by
                U.S. Agency
                Obligations, 4.75% - 6.25%
                Due 02/12/2003 - 11/29/2019;
                Total Par $35,605,768
                Market Value
                $37,322,117) .......... $  36,590,000
 25,000,000     Repurchase Agreement with:
                Greenwich Capital Markets
                1.34%, Due 02/03/2003,
                dated 01/31/2003
                Repurchase Price
                $25,002,792
                (Collateralized by U.S.
                Agency Obligations,
                3.00% - 7.63%
                Due 11/14/2003 - 11/15/2012;
                Total Par $24,259,366
                Market Value
                $25,500,407) ..........    25,000,000
 40,000,000     Repurchase Agreement with:
                JPMorgan Chase & Co.
                1.34%, Due 02/03/2003,
                dated 01/31/2003
                Repurchase Price
                $40,004,467
                (Collateralized by
                U.S. Agency
                Obligations, 5.63% - 6.88%
                Due 09/15/2010 - 03/15/2011;
                Total Par $34,879,333
                Market Value
                $40,800,431) ..........    40,000,000
                                        -------------
                TOTAL REPURCHASE
                AGREEMENTS ............   101,590,000
                                        -------------
                (Cost $101,590,000)


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY GOVERNMENT RESERVES

JANUARY 31, 2003 (UNAUDITED)


   SHARES                                    VALUE
   ------                                    -----

INVESTMENT COMPANIES - 2.16%

    753,939     Dreyfus Government
                Cash Management Fund... $     753,939
  4,360,685     Federated Investors
                Government Obligation
                Money Market Fund......     4,360,685
                                        -------------
                TOTAL INVESTMENT
                COMPANIES .............     5,114,624
                                        -------------
                (Cost $5,114,624)
TOTAL INVESTMENTS - 102.98%............   243,659,419
                                        -------------
(Cost $243,659,419)*
NET OTHER ASSETS AND
LIABILITIES - (2.98)% .................    (7,060,471)
                                        -------------
NET ASSETS - 100.00%................... $ 236,598,948
                                        =============

---------------------------------
*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at January 31, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       This page intentionally left blank.

GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2003 (UNAUDITED)

                                                           PRIME          TAX-EXEMPT       GOVERNMENT
                                                         RESERVES          RESERVES         RESERVES
                                                       --------------   --------------   --------------
ASSETS:

   Investments (Note 2):
     Investments at amortized cost .................   $4,047,026,786   $  164,669,487   $  142,069,419
     Repurchase agreements .........................      108,072,000               --      101,590,000
                                                       --------------   --------------   --------------
       Total investments at value ..................    4,155,098,786      164,669,487      243,659,419
   Cash ............................................              511              139              602
   Receivable for investments sold .................               --        1,500,136               --
   Interest and dividend receivable ................        6,186,637          532,979          195,926
                                                       --------------   --------------   --------------
     Total Assets ..................................    4,161,285,934      166,702,741      243,855,947
                                                       --------------   --------------   --------------

LIABILITIES:

   Payable for investments purchased ...............       86,000,000               --        7,000,000
   Payable to Fleet and affiliates (Note 3) ........        3,463,354          148,335          207,620
   Trustees' fees and expenses payable (Note 3) ....          114,226            4,667            5,953
   Accrued expenses and other payables .............        1,014,742           30,320           43,426
                                                       --------------   --------------   --------------
     Total Liabilities .............................       90,592,322          183,322        7,256,999
                                                       --------------   --------------   --------------
NET ASSETS .........................................   $4,070,693,612   $  166,519,419   $  236,598,948
                                                       ==============   ==============   ==============
NET ASSETS CONSIST OF:
   Par value (Note 4) ..............................   $    4,070,668   $      166,519   $      236,599
   Paid-in capital in excess of par value ..........    4,066,596,937      166,352,900      236,362,349
   Undistributed net investment income .............           20,144               --               --
   Accumulated net realized gain on investments sold            5,863               --               --
                                                       --------------   --------------   --------------
TOTAL NET ASSETS ...................................   $4,070,693,612   $  166,519,419   $  236,598,948
                                                       ==============   ==============   ==============

SHARES OF BENEFICIAL INTEREST OUTSTANDING ..........    4,070,667,605      166,519,419      236,598,948

NET ASSET VALUE:
   Offering and redemption price per share
   (Net Assets / Shares Outstanding) ...............   $         1.00   $         1.00   $         1.00
                                                       ==============   ==============   ==============


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2003 (UNAUDITED)

                                              PRIME      TAX-EXEMPT   GOVERNMENT
                                             RESERVES     RESERVES     RESERVES
                                           -----------   ----------   ----------

INVESTMENT INCOME:
   Interest (Note 2) ....................  $36,279,086   $1,242,064   $1,921,117
   Dividends (Note 2) ...................        5,561       22,806       74,635
                                           -----------   ----------   ----------
     Total investment income ............   36,284,647    1,264,870    1,995,752
                                           -----------   ----------   ----------

EXPENSES:
   Investment advisory fee (Note 3) .....    7,689,269      351,179      488,223
   Administration fee (Note 3) ..........    1,433,473       58,729       81,654
   Custodian fee ........................       11,068        8,472        3,957
   Fund accounting fee (Note 3) .........       67,727       22,073       26,555
   Professional fees ....................       78,650        9,390       11,778
   Trustees' fees (Note 3) ..............       30,621        1,001        2,140
   Transfer agent fee (Note 3) ..........        2,521        2,521        2,521
   Distribution and service fees (Note 3)   12,000,364      447,754      622,484
   Reports to shareholders ..............      728,814        2,533       13,475
   Miscellaneous ........................       81,765        7,334       12,289
                                           -----------   ----------   ----------
     Total expenses .....................   22,124,272      910,986    1,265,076
                                           -----------   ----------   ----------
NET INVESTMENT INCOME ...................   14,160,375      353,884      730,676
                                           -----------   ----------   ----------

NET REALIZED GAIN ON INVESTMENTS ........        5,865           --           --
                                           -----------   ----------   ----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS ...............  $14,166,240   $  353,884   $  730,676
                                           ===========   ==========   ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        PRIME RESERVES                      TAX-EXEMPT RESERVES
                                                              -----------------------------------    ------------------------------
                                                             SIX MONTHS ENDED       YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                                             JANUARY 31, 2003        JULY 31,      JANUARY 31, 2003      JULY 31,
                                                                (UNAUDITED)            2002           (UNAUDITED)          2002
                                                              ---------------    ----------------    -------------    -------------

NET ASSETS AT BEGINNING OF PERIOD ..........................  $ 4,488,637,042    $  5,123,427,095    $ 177,913,307    $ 223,983,457
                                                              ---------------    ----------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ...................................       14,160,375          71,186,328          353,884        1,573,542
   Net realized gain (loss) on investments .................            5,865                  (2)              --               --
                                                              ---------------    ----------------    -------------    -------------
     Net increase in net assets
       resulting from operations ...........................       14,166,240          71,186,326          353,884        1,573,542
                                                              ---------------    ----------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ...................................      (14,160,375)        (71,186,328)        (353,884)      (1,573,542)
                                                              ---------------    ----------------    -------------    -------------
     Total Distributions ...................................      (14,160,375)        (71,186,328)        (353,884)      (1,573,542)
                                                              ---------------    ----------------    -------------    -------------

SHARE TRANSACTIONS:
   Net proceeds from sale of shares ........................    6,016,346,161      14,934,406,579      218,975,813      541,508,879
   Issued to shareholders in
     reinvestment of dividends .............................       14,160,375          71,186,328          353,884        1,573,542
   Cost of shares repurchased ..............................   (6,448,455,831)    (15,640,382,958)    (230,723,585)    (589,152,571)
                                                              ---------------    ----------------    -------------    -------------
     Net (decrease) from share transactions ................     (417,949,295)       (634,790,051)     (11,393,888)     (46,070,150)
                                                              ---------------    ----------------    -------------    -------------
     Net (decrease) in net assets ..........................     (417,943,430)       (634,790,053)     (11,393,888)     (46,070,150)
                                                              ---------------    ----------------    -------------    -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .............  $ 4,070,693,612    $  4,488,637,042    $ 166,519,419    $ 177,913,307
                                                              ===============    ================    =============    =============

(A) Undistributed net investment income ....................  $        20,144    $         20,144    $          --    $          --
                                                              ===============    ================    =============    =============

OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold ....................................................    6,016,346,161      14,934,406,579      218,975,813      541,508,879
   Issued to shareholders in
     reinvestment of dividends .............................       14,160,375          71,186,328          353,884        1,573,542
   Repurchased .............................................   (6,448,455,831)    (15,640,382,958)    (230,723,585)    (589,152,571)
                                                              ---------------    ----------------    -------------    -------------
     Net (decrease) in shares outstanding ..................     (417,949,295)       (634,790,051)     (11,393,888)     (46,070,150)
                                                              ===============    ================    =============    =============

                                                                     GOVERNMENT RESERVES
                                                               ------------------------------
                                                             SIX MONTHS ENDED    YEAR ENDED
                                                             JANUARY 31, 2003     JULY 31,
                                                                (UNAUDITED)         2002
                                                               -------------    -------------

NET ASSETS AT BEGINNING OF PERIOD ..........................   $ 239,341,844    $ 261,991,392
                                                               -------------    -------------

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ...................................         730,676        3,428,673
   Net realized gain (loss) on investments .................              --               --
                                                               -------------    -------------
     Net increase in net assets
       resulting from operations ...........................         730,676        3,428,673
                                                               -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ...................................        (730,676)      (3,428,673)
                                                               -------------    -------------
     Total Distributions ...................................        (730,676)      (3,428,673)
                                                               -------------    -------------

SHARE TRANSACTIONS:
   Net proceeds from sale of shares ........................     329,271,267      693,341,469
   Issued to shareholders in
     reinvestment of dividends .............................         730,676        3,428,673
   Cost of shares repurchased ..............................    (332,744,839)    (719,419,690)
                                                               -------------    -------------
     Net (decrease) from share transactions ................      (2,742,896)     (22,649,548)
                                                               -------------    -------------
     Net (decrease) in net assets ..........................      (2,742,896)     (22,649,548)
                                                               -------------    -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .............   $ 236,598,948    $ 239,341,844
                                                               =============    =============

(A) Undistributed net investment income ....................   $          --    $          --
                                                               =============    =============

OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold ....................................................     329,271,267      693,341,469
   Issued to shareholders in
     reinvestment of dividends .............................         730,676        3,428,673
   Repurchased .............................................    (332,744,839)    (719,419,690)
                                                               -------------    -------------
     Net (decrease) in shares outstanding ..................      (2,742,896)     (22,649,548)
                                                               =============    =============


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                     16 - 17

GALAXY PRIME RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                    SIX MONTHS ENDED                                                PERIOD ENDED
                                    JANUARY 31, 2003              YEARS ENDED JULY 31,                JULY 31,
                                      (UNAUDITED)          2002           2001           2000         1999(1)
                                       ----------       ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Period   $     1.00       $     1.00     $     1.00     $     1.00     $     1.00
                                       ----------       ----------     ----------     ----------     ----------
Income from Investment Operations:
   Net investment income ...........         0.00(2)          0.01           0.05           0.05           0.04
                                       ----------       ----------     ----------     ----------     ----------

Less Distributions:
   Distributions from net
     investment income .............        (0.00)(2)        (0.01)         (0.05)         (0.05)         (0.04)
                                       ----------       ----------     ----------     ----------     ----------

Net increase (decrease) in
   net asset value .................           --               --             --             --             --
                                       ----------       ----------     ----------     ----------     ----------
Net Asset Value, End of Period .....   $     1.00       $     1.00     $     1.00     $     1.00     $     1.00
                                       ==========       ==========     ==========     ==========     ==========

Total Return .......................         0.33%**          1.42%          4.83%          5.09%          3.59%**

Ratios/Supplemental Data:
Net Assets, End of Period (000s) ...   $4,070,694       $4,488,637     $5,123,427     $4,330,068     $4,250,399
Ratios to average net assets:
   Net investment income ...........         0.66%*           1.44%          4.65%          4.98%          4.10%*
   Operating expenses ..............         1.03%*           1.03%          0.98%          0.92%          0.96%*

----------------------------
*        Annualized
**       Not annualized
(1)      The Fund commenced operations on September 22, 1998.
(2)      Net investment income per share and distributions from net investment income were less than $0.005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                    SIX MONTHS ENDED                                                PERIOD ENDED
                                    JANUARY 31, 2003              YEARS ENDED JULY 31,                JULY 31,
                                      (UNAUDITED)          2002           2001           2000         1999(1)
                                       ----------       ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Period   $     1.00       $     1.00     $     1.00     $     1.00     $     1.00
                                       ----------       ----------     ----------     ----------     ----------
Income from Investment Operations:
   Net investment income ...........         0.00(2)          0.01           0.03           0.03           0.02
                                       ----------       ----------     ----------     ----------     ----------

Less Distributions:
   Distributions from
     net investment income .........        (0.00)(2)        (0.01)         (0.03)         (0.03)         (0.02)
                                       ----------       ----------     ----------     ----------     ----------

Net increase (decrease) in
   net asset value .................           --               --             --             --             --
                                       ----------       ----------     ----------     ----------     ----------
Net Asset Value, End of Period .....   $     1.00       $     1.00     $     1.00     $     1.00     $     1.00
                                       ==========       ==========     ==========     ==========     ==========

Total Return .......................         0.20%**          0.76%          2.72%          2.77%          1.82%**

Ratios/Supplemental Data:
Net Assets, End of Period (000s) ...   $  166,519       $  177,913     $  223,983     $  169,133     $  177,840
Ratios to average net assets:
   Net investment income ...........         0.40%*           0.77%          2.67%          2.72%          2.09%*
   Operating expenses ..............         1.04%*           1.05%          1.01%          0.96%          0.99%*

----------------------------
*        Annualized
**       Not annualized
(1)      The Fund commenced operations on September 22, 1998.
(2)      Net investment income per share and distributions from net investment income were less than $0.005.


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY GOVERNMENT RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                    SIX MONTHS ENDED                                                PERIOD ENDED
                                    JANUARY 31, 2003              YEARS ENDED JULY 31,                JULY 31,
                                      (UNAUDITED)          2002           2001           2000         1999(1)
                                       ----------       ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Period   $     1.00       $     1.00     $     1.00     $     1.00     $     1.00
                                       ----------       ----------     ----------     ----------     ----------
Income from Investment Operations:
   Net investment income ...........         0.00(2)          0.01           0.05           0.05           0.03
                                       ----------       ----------     ----------     ----------     ----------

Less Distributions:
   Distributions from
     net investment income .........        (0.00)(2)        (0.01)         (0.05)         (0.05)         (0.03)
                                       ----------       ----------     ----------     ----------     ----------

Net increase (decrease) in
   net asset value .................           --               --             --             --             --
                                       ----------       ----------     ----------     ----------     ----------
Net Asset Value, End of Period .....   $     1.00       $     1.00     $     1.00     $     1.00     $     1.00
                                       ==========       ==========     ==========     ==========     ==========

Total Return .......................         0.30%**          1.33%          4.78%          4.94%          3.49%**

Ratios/Supplemental Data:
Net Assets, End of Period (000s) ...   $  236,599       $  239,342     $  261,991     $  165,278     $  156,853
Ratios to average net assets:
   Net investment income ...........         0.60%*           1.36%          4.58%          4.84%          4.00%*
   Operating expenses ..............         1.04%*           1.05%          1.01%          0.95%          0.99%*

---------------------------------------
*        Annualized
**       Not annualized
(1)      The Fund commenced operations on September 22, 1998.
(2)      Net investment income per share and distributions from net investment income were less than $0.005.


                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1.     ORGANIZATION

The Galaxy Fund, a Massachusetts business trust (the "Trust" or "Galaxy"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered twelve managed investment portfolios. The Trust has registered for sale shares in four additional investment portfolios which had not commenced operations as of the date of this report. The accompanying financial statements and financial highlights are those of the Prime Reserves, Tax-Exempt Reserves and Government Reserves (individually, a "Fund" and collectively, the "Funds") only.

2.     SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with accounting principles generally accepted in the United States consistently followed by the Funds in the preparation of their financial statements.

PORTFOLIO VALUATION: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in other investment companies are valued at net asset value.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest and dividend income is recorded on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid daily. Net realized capital gains, if any, are distributed at least annually.

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending July 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is recorded.

REPURCHASE AGREEMENTS: Each Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian or a subcustodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds, and other affiliated funds, may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

3. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICES AND OTHER FEES

The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor"or "Fleet"), a wholly-owned subsidiary of Columbia Management Group, Inc. and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, are parties to an investment advisory agreement under which the Investment Advisor provides services for a fee, computed daily and paid monthly, at the annual rate of 0.40% of the first $750,000,000 of each Fund's average daily net assets, plus 0.35% of each Fund's average daily net assets in excess of $750,000,000.

The Trust and Fleet are also parties to an administration agreement under which Fleet (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets, 0.0525% of the next $9 billion of combined average daily net assets and 0.0500% of combined average daily net assets in excess of $30 billion. The Administrator has advised the Trust that effective November 15, 2002, the Administrator is limiting the administration fee payable to it by the Trust to a maximum annual rate of 0.067% of the combined average daily net assets of the Funds and the other funds offered by the Trust. Prior to July 22, 2002, PFPC Inc. ("PFPC"), a member of PNC Financial Services Group, served as the Trust's administrator and was entitled to receive the same fees that the Administrator is currently entitled to receive. Effective July 22, 2002, PFPC serves as sub-administrator to the Trust pursuant to an agreement with the Administrator.

Effective January 6, 2003, PFPC Trust Company, a member of PNC Financial Services Group, serves as the Trust's custodian bank. Prior to such date, the Administrator provided custody administration services pursuant to certain fee arrangements. In accordance with such fee arrangements, the Administrator compensated the Trust's former custodian bank, JPMorgan Chase Bank, for its services.

Colonial Management Associates, Inc. ("CMA"), an affiliate of Fleet, provides the Trust with certain pricing and bookkeeping services pursuant to certain fee

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


arrangements. Prior to July 22, 2002, PFPC provided these pricing and bookkeeping services pursuant to its administration agreement with the Trust and subject to the same fee arrangements. PFPC has agreed to continue to provide certain of these pricing and bookkeeping services pursuant to an agreement with CMA. PFPC also provides transfer agency services to the Trust pursuant to certain fee arrangements.

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Fleet, serves as the exclusive distributor of the Trust's shares. Prior to July 22, 2002, PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC, and an indirect wholly-owned subsidiary of PNC Financial Services Group, acted as the exclusive distributor of the Trust's shares.

The Trust has adopted a distribution and services plan (the "Plan") with respect to the Funds. Under the Plan, the Trust may pay (i) the Distributor or another person for distribution services provided and expenses assumed and (ii) broker-dealers or other financial institutions ("Service Organizations") for shareholder administrative support services provided to shareholders of the Funds. Payments by the Trust for distribution expenses may not exceed an annual rate of 0.75% of the average daily net assets of a Fund and payments for shareholder administrative support services may not exceed 0.25% of the average daily net assets of a Fund's outstanding shares which are owned of record or beneficially by a Service Organization's customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship. The Trust is currently limiting payments under the Plan to an aggregate fee of not more than 0.56% of the average daily net assets of the Prime Reserves and not more than 0.51% of the average daily net assets of the Tax-Exempt Reserves and Government Reserves.

For the six months ended January 31, 2003, the Funds paid fees under the Plan as follows:

                           SHAREHOLDER
  FUND                      SERVICES    DISTRIBUTION
  ----                     -----------  ------------
Prime Reserves Fund ....... $5,357,306   $6,643,058
Tax-Exempt Reserves Fund ..    219,487      228,267
Government Reserves Fund ..    305,139      317,345

Certain officers of the Trust are officers of Fleet and its affiliates or PFPC. Such officers receive no compensation from the Trust for serving in their respective roles. Each Trustee is entitled to receive for services as a Trustee of the Trust and The Galaxy VIP Fund ("VIP") an aggregate fee of $54,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees of the Trust and VIP is also entitled to additional fees for his services in this capacity. These fees are allocated among the funds of the Trust and VIP based on their relative net assets. Prior to December 9, 2002, the Trustees and Chairman of the Trust and VIP served in the same capacities for Galaxy Fund II ("Galaxy II"). Compensation paid prior to December 9, 2002 included fees for services provided to Galaxy II.

Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Compensation Plan"), an unfunded, non-qualified deferred compensation plan. The Compensation Plan allows each Trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

Expenses for the six months ended January 31, 2003 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4.     SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Funds, each with a par value of $0.001. The Trust's shares are classified into sixteen classes of shares, each consisting of one or more series.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses and is entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

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

[LOGO OMITTED - GALAXY FUNDS]  P.O. Box 6520
                               Providence, RI 02940-6520

-----------------------
   PRESORTED
   STANDARD
   POSTAGE PAID
   PERMIT NO. 105
   NORTH READING, MA
-----------------------

SARRESERVE (4/01/03) 03/0650

GALAXY MONEY MARKET PORTFOLIOS
THE GALAXY FUND

SEMI-ANNUAL REPORT
January 31, 2003

Galaxy Prime Reserves
Galaxy Tax-Exempt Reserves
Galaxy Government Reserves


                                                   [LOGO OMITTED - GALAXY FUNDS]